PARENT COMPANY INFORMATION - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Other comprehensive income/(loss)	$ 4,000,000	$ (19,000,000)	$ (7,000,000)
Parent Company
Condensed Income Statements, Captions [Line Items]
Other comprehensive income/(loss)	$ 0	$ 0	$ 0